INCOME TAXES (Tables) (FRESH START PRIVATE HOLDINGS, INC [Member])	12 Months Ended
Nov. 30, 2011
FRESH START PRIVATE HOLDINGS, INC [Member]
Components of net deferred tax assets

Components of net deferred tax assets, including a valuation allowance, are as follows at November 30:

	November 30
	2011	2010
Deferred tax assets:
Net operating loss carry forwards	$52,654	$46,045
Valuation allowance	(52,654)	(46,045)
Total deferred tax assets	$-	$-

Summary of reconciliation between statutory rate and effective tax rate	Reconciliation between the statutory rate and the effective tax rate is as follows at November 30:
	2011 & 2010
Federal statutory tax rate	(35.0	) %
Permanent difference and other	35.0%